RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

On February 26, 2020, April 25, 2020 and June 29, 2020, Mr. Mitrani’s, Dr. Mitrani’s and Mr. Bothwell’s employment agreements were amended. See Note 13 for a more detailed description of the executive employment agreements and the respective amendments referred to above.

During April 2020, June 2020, August 2020, September 2020, February 2021 and April 2021, each of the current executives of the Company, Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell and Dr. George Shapiro (“Current Executives”) were granted rights under the Management and Consultant Performance Plan (“MCPP”) to receive common stock of the Company based on the achievement of certain defined milestones. In addition, during June 2020, each of the current non-executive members of the Board were granted rights under the MCPP to receive common stock of the Company based on the achievement of certain defined milestones (see Note 11).

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. During July 2020, the term of the lease has been extended through June 2023. Beginning July 2020, the monthly rent increased from $2,900 to $3,500. The Company paid a security deposit of $5,000. Total rent expense for the three months and nine months ended July 31, 2021 was $10,500 and $31,500, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The lease expires on September 30, 2021 and does not provide for any renewal terms. Under the terms of the lease. The Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement. Total rent expense for the three months and nine months ended July 31, 2021 was $19,500 and $58,500, respectively.

In connection with Mr. Bothwell’s executive employment agreements, the Company agreed to reimburse Rover Advanced Technologies, LLC, a company owned and controlled by Mr. Bothwell for office rent and other direct expenses (phone, internet, copier and direct administrative fees, etc.) totaling $7,453 and $23,177 for the three months and nine months ended July 31, 2021.

For the three months and nine months ended July 31, 2021, the Company sold a total of approximately $173,000 and $665,000, respectively, of product to a management services organization (MSO) that provides administrative services and contracts for medical supplies for several medical practices, including approximately $44,000 and $117,000 for the three months and nine months ended July 31, 2021, respectively, of products purchased from the Company that were attributable to the medical practice owned by one of our board of director members. The board of director member also has an indirect economic interest in the parent company that owns the MSO. For the three months and nine months ended July 31, 2020, the total amount of sales of products to customers related to our board of director members and/or employees of the Company totaled approximately $25,200 and $71,500, respectively.

On February 26, 2020, the Company agreed to enter into a consulting agreement with Dr. George Shapiro, the Company’s Chief Medical Officer (“CMO”) to provide ongoing services to the Company. The CMO will receive compensation of $82,250 annually, commencing March 1, 2020. The term of the consulting agreement is one year, with automatic renewals for annual periods thereafter unless prior written notice is provided by either party of the desire to terminate. During February 2021, the consulting arrangement was amended whereby the CMO’s accrued and unpaid consulting fees of $82,250 through February 2021 were fully satisfied through the issuance of 500,000 shares of newly issued common stock of the Company. Furthermore, until the CMO becomes a full-time employee of the Company and provided the CMO continues to serve in his current position, the CMO shall receive compensation equal to $27,000 per quarter beginning May 1, 2021, payable in cash or in stock (based on the average monthly trading price of the common stock during the applicable quarter) at the option of the Company. At July 31, 2021, consulting fees owed to the CMO were $27,000.

At July 31, 2021, salary amounts owed to Albert Mitrani, Dr. Mari Mitrani and Ian Bothwell were $261,537, $287,555 and $756,078, respectively.

Effective December 21, 2020, the Company granted a bonus of $50,000 and 15,000,000 shares of common stock of the Company each to Mr. Mitrani, Dr. Mitrani and Mr. Bothwell and 1,000,000 shares of common stock of the Company each to Mr. Carbonara and Dr. Allen Meglin (see Note 11).

On February 22, 2021, the Company sold 1,818,181 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.055 per share for an aggregate purchase price of $100,000 (see Note 11).

NOTE 7 – RELATED PARTY TRANSACTIONS

On February 26, 2020, April 25, 2020 and June 29, 2020, Mr. Mitrani’s, Dr. Mitrani’s and Mr. Bothwell’s employment agreements were amended. See Note 12 for a more detailed description of the executive employment agreements and the respective amendments referred to above.

Effective February 26, 2020, Mr. Bothwell was granted cashless warrants to purchase 7,500,000 shares of common stock of the Company. The newly granted warrants vest immediately, have an exercise price of $0.028 per share and are exercisable for ten years from the effective date of the grant.

During April 2020, June 2020, August 2020 and September 2020, each of the current executives of the Company, Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell and Dr. George Shapiro (“Current Executives”) were granted rights under the Management and Consultant Performance Plan (“MCPP”) to receive common stock of the Company based on the achievement of certain defined milestones. In addition, during June 2020, each of the current non-executive members of the Board were granted rights under the MCPP to receive common stock of the Company based on the achievement of certain defined milestones (see Note 10).

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. The term of the lease has been extended through June 2023. The current monthly rent is $2,900 and beginning July 2020, the monthly rent increased to $3,500. The Company paid a security deposit of $5,000. Total rent expense for the year ended October 31, 2020 and 2019 was $37,200 and $34,800, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with MariLuna LLC for office space located in Aspen, CO. The lease expires on September 30, 2021 and does not provide for any renewal terms. Under the terms of the lease. The Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement.

In connection with Mr. Bothwell’s executive employment agreements, the Company agreed to reimburse Rover Advanced Technologies, LLC, a company owned and controlled by Mr. Bothwell for office rent and other direct expenses (phone, internet, copier and direct administrative fees, etc.) totaling $24,788 for the year ended October 31, 2020.

For the year ended October 31, 2020 and 2019, the total amount of sales to customers related to our board of director members and/or employees of the Company totaled $95,455 and $71,650, respectively.

From time to time, Mr. Bothwell and/or his respective affiliates have advanced funds to the Company to pay for certain expenses of the Company. As of October 31, 2020, $1,965 is owed to Mr. Bothwell and/or his respective affiliates. In addition, at October 31, 2020, salary amounts owed to Albert Mitrani, Dr. Mari Mitrani and Ian Bothwell were $216,436, $233,655 and $649,407, respectively and consulting fees owed to Dr. George Shapiro were $54,833.

During April 2020 through May 2020, the Company sold 11,000,000 shares of common stock to Dr. Allen Meglin, a director of the Company at $0.02 per share for an aggregate purchase price of $220,000. During July, August and October 2020, the Company sold an additional 1,166,666 shares, 422,514 shares, and 625,000 shares of common stock to Dr. Allen Meglin at $0.03 per share, $0.10 per share and $0.08 per share, respectively, for an aggregate purchase price of $127,251 (see Note 10).

On October 10, 2019, the Company and Michael Carbonara, a director of the Company agreed to a convertible funding facility arrangement (“Funding Facility”) whereby Mr. Carbonara or its designee funded the Company $500,000. The Funding Facility was converted into 40,000,000 shares of newly issued restricted common stock of the Company on February 12, 2020, issued to Republic Asset Holdings LLC, a Company controlled by Mr. Carbonara.

On April 27, 2020, the Company sold 5,000,000 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.02 per share for an aggregate purchase price of $100,000 (see Note 10).

On February 26, 2020, the Company agreed to immediately grant Dr. George Shapiro, the Company’s Chief Medical Officer (“CMO”) 5,000,000 shares of common stock in recognition of past services provided to the Company through February 2020. In addition, the Company agreed to enter into a consulting agreement with the CMO to provide ongoing services to the Company. The CMO will receive compensation of $82,250 annually, commencing March 1, 2020. The term of the consulting agreement is one year, with automatic renewals for annual periods thereafter unless prior written notice is provided by either party of the desire to terminate.

In connection with Mr. Robert Zucker’s resignation as a member of the Board of Directors of the Company in April 2020, the Board approved the issuance to Mr. Zucker of 736,808 shares of unregistered common stock of the Company valued at $0.022 per share, the closing price of the common stock of the Company on the grant date (see Note 10).

On May 28, 2020, the Company entered into a distribution agreement with a company owned by Jack Mitrani, the son of Mr. Mitrani. Under the terms of the agreement, the Company agreed to grant the distributor 3,000,000 shares of unregistered common stock valued at $0.115 per share, the closing price of the common stock of the Company on the grant date (see Note 10).

Effective December 21, 2020, the Company granted a bonus of $50,000 and 15,000,000 shares of common stock of the Company each to Mr. Mitrani, Dr. Mitrani and Mr. Bothwell and 1,000,000 shares of common stock of the Company each to Mr. Carbonara and Dr. Allen Meglin (see Note 10).